Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

	December 31,		Approximate Range	Weighted Average
	2013	2012	of Useful Lives	Useful Life
Utility plant and equipment:
Mains and accessories	$2,353,812	$2,190,078	26 to 92 years	76 years
Services, hydrants, treatment plants and reservoirs	1,361,534	1,275,221	5 to 85 years	48 years
Operations structures and water tanks	240,083	233,743	14 to 70 years	47 years
Miscellaneous pumping and purification equipment	639,314	594,687	5 to 90 years	37 years
Meters, data processing, transportation and operating equipment	610,257	573,899	4 to 78 years	26 years
Land and other non-depreciable assets	85,272	95,436	-	-
Utility plant and equipment	5,290,272	4,963,064
Utility construction work in progress	116,259	107,944	-	-
Net utility plant acquisition adjustment	(27,466)	(31,347)	2 to 53 years (1)	19 years
Non-utility plant and equipment	8,787	10,739	4 to 25 years	6 years
Total property, plant and equipment	$5,387,852	$5,050,400

(1) Net utility plant acquisition adjustment is generally being amortized from 2 to 53 years, except where not permitted.